Cash and cash equivalents (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Current restricted cash [Abstract]
Bank deposits held under lien against borrowings / guarantees from banks / Government authorities	₨ 296,275		₨ 262,907		₨ 345,328
Total restricted cash	296,275	$ 4,555	262,907		345,328
Cash [abstract]
Cash and bank balances	1,991,846	30,625	1,621,358		1,390,552
Total cash (a+b)	2,288,121		1,884,265		1,735,880
Bank overdraft used for cash management purposes	(2,121,537)	(32,619)	(991,161)		(719,767)
Cash and cash equivalents for the statement of cash flows	₨ 166,584	$ 2,562	₨ 893,104	$ 13,732	₨ 1,016,113	₨ 720,651